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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                                --------------

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Silchester Partners Limited
Address:   Time & Life Building
           1 Bruton Street
           London, W1J6TL, United Kingdom

Form 13F File Number: 28-12123

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:    Timothy J. Linehan
Title:   Compliance Officer
Phone:   011-44-20-7518-7125

Signature, Place, and Date of Signing:

/s/ Timothy J. Linehan          London, United Kingdom           4/19/2011.
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[Signature]                        [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             22
Form 13F Information Table Value Total:        864,484
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.    Form 13F File Number    Name
   ---    --------------------    ----
    1     28-14054                Silchester International Investors LLP

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SEC FORM 13F REPORT

AS OF DATE: 3/31/2011

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
COLUMN 1                      COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7          COLUMN 8
                                                                                                              VOTING AUTHORITY
                              TITLE OF              VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                 CLASS      CUSIP    (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
--------------                --------  ---------  --------  ----------  ---  ----  ----------  --------  ----------  ------  ----
BANK OF AMERICA CORP            COM     060505104       501      37,547   SH          DEFINED       1         37,547     0      0
BANK OF NEW YORK MELLON CORP    COM     064058100       479      16,021   SH          DEFINED       1         16,021     0      0
BAXTER INTL INC                 COM     071813109       555      10,325   SH          DEFINED       1         10,325     0      0
CAMPBELL SOUP CO                COM     134429109       404      12,200   SH          DEFINED       1         12,200     0      0
CISCO SYS INC                   COM     17275R102       564      32,900   SH          DEFINED       1         32,900     0      0
CITIGROUP INC                   COM     172967101       330      74,700   SH          DEFINED       1         74,700     0      0
GENERAL MLS INC                 COM     370334104       406      11,100   SH          DEFINED       1         11,100     0      0
GOLDMAN SACHS GROUP INC         COM     38141G104       389       2,453   SH          DEFINED       1          2,453     0      0
HARTFORD FINL SVCS GROUP INC    COM     416515104       323      12,000   SH          DEFINED       1         12,000     0      0
JOHNSON & JOHNSON               COM     478160104       447       7,552   SH          DEFINED       1          7,552     0      0
KOREA ELECTRIC PWR            SPON ADR  500631106   371,025  30,312,480   SH          DEFINED       1     30,312,480     0      0
KRAFT FOODS INC                 CL A    50075N104       546      17,422   SH          DEFINED       1         17,422     0      0
KT CORP                       SPON ADR  48268K101   484,024  24,783,608   SH          DEFINED       1     24,783,608     0      0
LOCKHEED MARTIN CORP            COM     539830109       539       6,700   SH          DEFINED       1          6,700     0      0
MERCK & CO INC NEW              COM     58933Y105       564      17,100   SH          DEFINED       1         17,100     0      0
MICROSOFT CORP                  COM     594918104       575      22,656   SH          DEFINED       1         22,656     0      0
MORGAN STANLEY                COM NEW   617446448       495      18,109   SH          DEFINED       1         18,109     0      0
PFIZER INC                      COM     717081103       443      21,819   SH          DEFINED       1         21,819     0      0
RAYTHEON CO                   COM NEW   755111507       539      10,600   SH          DEFINED       1         10,600     0      0
SK TELECOM LTD                SPON ADR  78440P108       305      16,200   SH          DEFINED       1         16,200     0      0
WAL MART STORES INC             COM     931142103       521      10,016   SH          DEFINED       1         10,016     0      0
WHITE MTNS INS GROUP LTD        COM     G9618E107       510       1,400   SH          DEFINED       1          1,400     0      0
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